UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06044

Morgan Stanley European Equity Fund Inc.
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York			10020
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	October 31, 2007

Date of reporting period:	April 30, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley European Equity Fund Inc. performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended April 30, 2007

Total Return for the 6 Months Ended April 30, 2007
Class A	Class B	Class C	Class D	Morgan Stanley Capital International (MSCI) Europe Index[1]	Lipper European Region Funds Index[2]
14.90%	14.85%	14.46%	15.01%	18.17%	21.24%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

During the six-month period ended April 30, 2007, the economic environment in Europe provided a favorable backdrop for stocks. Europe's gross domestic product remained robust, with unemployment steadily declining and industrial production reasonable. The expanding economy prompted the European Central Bank to raise interest rates again in November, which the markets had anticipated and therefore was little cause for concern. In contrast, inflation levels in the U.K. began to worry investors, fueling expectations that the Bank of England would continue raising interest rates. Within continental Europe, Germany's economy was stronger than expected and consumer confidence there improved. Spain, however, suffered from a deteriorating macroeconomic picture. A downturn in the previously strong real estate market prompted anxieties about future economic growth. Nonetheless, the European market advanced during the period. European corporate profits and earnings growth continued to be strong, with valuations still at reasonable levels.

On a sector basis, the best performing areas in the MSCI Europe Index for the six-month period were the autos, capital goods and food retailers. The auto industry in Europe, although suffering less severely than the U.S. auto industry, faced structural challenges recently with increased competition and waning model cycles. However, restructuring at two European auto companies was well received by investors, and merger and acquisition (M&A) speculation further fueled the share price of one of the companies. The capital goods sector benefited from strong demand for machinery in Europe and Asia, and a number of companies in the sector have continued to execute on their business plans very well. In food retailing, U.K. companies in particular had languished in the past few years but restructurings initiated a turnaround in stock prices during the period. In addition, M&A speculation among food retailers in the U.K., France and Germany contributed to the sector's advance.

In contrast, weakness in the MSCI Europe Index came from the pharmaceuticals, energy and software sectors. Pharmaceutical stocks faced a number of downward pressures including concerns about drug pipelines, the sustainability of cash flows, and legal risks. The energy sector has lagged the broad market for more than a year now. Divergent share price performance among energy stocks and diminished profit margins made it difficult for the sector to sustain its previously strong performance. The price of oil dipped to $50 per barrel in January 2007, down from $77 in the July 2006, then turned upward again for the remainder of the period. Company-specific issues at SAP, which is the only major software company represented in the MSCI Europe Index, dragged down the performance of the entire sector.

Performance Analysis

All shares of the Morgan Stanley European Equity Fund underperformed the Morgan Stanley Capital International (MSCI) Europe Index and the Lipper European Region Funds Index for the six months ended April 30, 2007, assuming no deduction of applicable sales charges.

Although the Fund performed well on an absolute basis due to the favorable market conditions for European stocks during the period, we attribute the Fund's underperformance of the MSCI Europe Index to several areas. Our selections in autos and components stocks lagged behind other better performing names in the broad market, as did our selection in insurance stocks. Disappointing performance from a holding in the technology hardware sector had a negative influence. The company had decent sales revenue but had yet to demonstrate improvement in its cash flow and also faced rising competition from resurgent peers. Elsewhere in the portfolio, an underweight allocation to the materials sector detracted from results. The materials sector performed well during the period, driven by increased M&A speculation among the group's major players. However, valuations in the sector have been too expensive by our measures. An overweight allocation to the lagging pharmaceuticals sector also hampered performance, but our conviction about the sector's valuations and long-term prospects remains intact.

The Fund benefited from positions in other areas. Relative to the MSCI Europe Index, the Fund's stock selection in capital goods, as well as an overweight allocation to the sector, contributed positively to performance. The food, beverage and tobacco sector added value, as M&A activity bolstered the stock price of one of the Fund's holdings. Stock selection in the utilities sector provided the Fund with favorable exposure to a French nuclear power company, which is insulated from the profit margin squeeze when oil prices rise. Finally, an underweight to the energy sector (one of the broad market's lagging sectors) and an overweight to the food retailing sector (among the broad market's best performing sectors) also served the Fund well during the period.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
Royal Dutch Shell PLC (A Shares)	4.1%
HSBC Holdings PLC	3.4
Nestle S.A. (Registered Shares)	3.1
Roche Holding AG	2.9
BNP Paribas	2.8
Allianz Se (Registered Shares)	2.8
Novartis AG (Registered Shares)	2.8
Man AG	2.7
Siemens AG (Registered Shares)	2.7
GlaxoSmithKline PLC	2.7
TOP FIVE COUNTRIES
United Kingdom	27.6%
Switzerland	16.6
Germany	15.4
France	13.7
Spain	6.5

Data as of April 30, 2007. Subject to change daily. All percentages for top 10 holdings and top five countries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in equity securities issued by issuers located in European countries. A company is considered to be located in Europe if (i) it is organized under the laws of a European country and has a principal office in a European country; (ii) it derives at least 50 percent of its total revenues from businesses in Europe; or (iii) its equity securities are traded principally on a stock exchange in Europe. The Fund may also invest in emerging market countries.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at

(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns—Period Ended April 30, 2007
Symbol	Class A Shares* (since 07/28/97) EUGAX		Class B Shares** (since 06/01/90) EUGBX		Class C Shares† (since 07/28/97) EUGCX		Class D Shares†† (since 07/28/97) EUGDX
1 Year	22.14% 15.72	[3] [4]	22.16% 17.16	[3,5] [4]	21.19% 20.19	[3] [4]	22.42% —	[3]
5 Years	12.73 11.53	[3] [4]	12.62 12.37	[3] [4]	11.87 11.87	[3] [4]	13.01 —	[3]
10 Years	— —		9.19 9.19	[3] [4]	— —		— —
Since Inception	8.88 8.28	[3] [4]	10.67 10.67	[3] [4]	8.05 8.05	[3] [4]	9.25 —	[3]

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class D has no sales charge.

(1)  The Morgan Stanley Capital International (MSCI) Europe Index is a free float-adjusted market capitalization index that is designed to measure global stock markets within Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom. The term "free float" represents, the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper European Region Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper European Region Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index. The Fund is in the Lipper European Region Funds classification as of the date of this report

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

(5)  Because Class B shares incurred lower expenses under the 12b-1 Plan than did Class A shares for the second half of the fiscal period ended October 31, 2006, the total operating expense ratio for Class B shares was lower and, as a result, the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares. Currently, the Distributor has agreed to waive the 12b-1 fee on Class B shares to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. The Distributor may discontinue this waiver in the future.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/06 – 04/30/07.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	11/01/06	04/30/07	11/01/06 – 04/30/07
Class A
Actual (14.90% return)	$1,000.00	$1,149.00	$7.73
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.60	$7.25
Class B
Actual (14.85% return)	$1,000.00	$1,148.50	$7.78
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.55	$7.30
Class C
Actual (14.46% return)	$1,000.00	$1,144.60	$11.75
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.84	$11.03
Class D
Actual (15.01% return)	$1,000.00	$1,150.10	$6.50
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.74	$6.11

*  Expenses are equal to the Fund's annualized expense ratio of 1.45%, 1.46%, 2.21% and 1.22% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser, Sub-Adviser and Administrator are referred to, collectively, as the "Adviser" and the Investment Advisory, Sub-Advisory and Administration Agreements are referred to, collectively, as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2006, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund and concluded that the Fund's performance was acceptable.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the "management fee") rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

Fall-Out Benefits

The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser and "soft dollar" benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser, through a joint venture, receives revenue in connection with trading done on behalf of the Fund through an electronic trading system network ("ECN"). The Board concluded that the float benefits and the above-referenced ECN-related revenue were relatively small and that the sales charges and 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Board recognized that the receipt of such research from brokers may reduce the Adviser's costs, but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Fund's Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Fund and the Adviser

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments  ■  April 30, 2007 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (97.2%) (c)
	Austria (1.0%)
	Major Telecommunications
235,878	Telekom Austria AG	$6,653,741
	Belgium (1.2%)
	Other Metals/Minerals
40,248	Umicore (a)	8,064,081
	France (13.6%)
	Construction Materials
90,085	Lafarge S.A.	14,571,872
	Electric Utilities
128,323	Electricite de France (EDF)	11,124,675
194,254	Suez S.A.	11,022,626
		22,147,301
	Electrical Products
89,499	Schneider Electric S.A. (a)	12,611,229
	Major Banks
158,555	BNP Paribas	18,354,840
	Motor Vehicles
51,228	Renault S.A. (a)	6,647,850
	Pharmaceuticals: Major
154,477	Sanofi-Aventis	14,188,810
Total France		88,521,902
	Germany (14.3%)
	Industrial Conglomerates
133,569	MAN AG (a)	17,882,467
145,647	Siemens AG (Registered Shares)	17,593,254
		35,475,721
	Major Banks
309,983	Commerzbank AG (a)	15,514,767
	Motor Vehicles
164,576	Bayerische Motoren Werke (BMW) AG	10,165,360
	Multi-Line Insurance
80,402	Allianz SE (Registered Shares) (a)	18,243,759

NUMBER OF SHARES		VALUE
79,752	Muenchener Rueckversicherungss- Gesellschaft AG (Registered Shares) (a)	$14,174,082
		32,417,841
Total Germany		93,573,689
	Greece (3.3%)
	Major Banks
216,758	National Bank of Greece S.A.	12,093,511
	Regional Banks
226,020	EFG Eurobank Ergasias	9,383,216
Total Greece		21,476,727
	Italy (4.6%)
	Integrated Oil
430,593	Eni SpA	14,292,022
	Major Banks
1,520,168	UniCredito Italiano SpA	15,586,078
Total Italy		29,878,100
	Netherlands (3.5%)
	Air Freight/Couriers
227,390	TNT NV (a)	10,246,168
	Publishing: Books/Magazines
417,549	Wolters Kluwer NV (Share Certificates) (a)	12,357,919
Total Netherlands		22,604,087
	Norway (1.1%)
	Major Telecommunications
388,813	Telenor ASA (a)	7,284,049
	Spain (6.5%)
	Major Banks
633,129	Banco Bilbao Vizcaya Argentaria, S.A.	15,084,402
	Major Telecommunications
653,126	Telefonica S.A. (a)	14,572,389
	Tobacco
197,160	Altadis, S.A. (a)	12,747,938
Total Spain		42,404,729

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments  ■  April 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Sweden (3.9%)
	Industrial Machinery
642,916	Sandvik AB (a)	$12,250,574
	Telecommunication Equipment
3,406,958	Telefonaktiebolaget LM Ericsson (B Shares)	12,991,765
Total Sweden		25,242,339
	Switzerland (16.6%)
	Financial Conglomerates
263,443	UBS AG (Registered Shares)	17,076,381
	Food: Major Diversified
51,765	Nestle S.A. (Registered Shares) (a)	20,510,720
	Medical Specialties
22,836	Nobel Biocare Holding AG Bearer (a)	8,244,702
	Multi-Line Insurance
39,457	Zurich Financial Services AG (Registered Shares)	11,425,768
	Other Consumer Specialties
241,898	Compagnie Financiere Richemont AG (Series A) (Units)†	14,584,834
	Pharmaceuticals: Major
310,818	Novartis AG (Registered Shares)	18,096,301
98,876	Roche Holding AG	18,654,296
		36,750,597
Total Switzerland		108,593,002
	United Kingdom (27.6%)
	Aerospace & Defense
1,337,564	BAE Systems PLC	12,140,838
971,973	Rolls-Royce Group PLC*	9,288,695
59,616,590	Rolls-Royce Group PLC (B Shares)	119,168
		21,548,701

NUMBER OF SHARES		VALUE
	Food Retail
1,453,899	Morrison (W.M.) Supermarkets PLC	$8,872,569
1,696,392	Tesco PLC	15,590,404
		24,462,973
	Integrated Oil
774,342	Royal Dutch Shell PLC (A Shares)	26,984,462
	Investment Managers
688,582	Man Group PLC	7,703,887
	Major Banks
867,086	Barclays PLC	12,488,294
1,216,969	HSBC Holdings PLC	22,478,375
		34,966,669
	Other Metals/Minerals
250,445	Anglo American PLC	13,255,566
	Pharmaceuticals: Major
601,843	GlaxoSmithKline PLC	17,415,249
	Publishing: Books/Magazines
553,324	Reed Elsevier PLC	7,012,166
	Tobacco
236,011	Imperial Tobacco Group PLC	10,225,991
	Wireless Telecommunications
5,886,627	Vodafone Group PLC	16,758,523
Total United Kingdom		180,334,188
Total Common Stocks (Cost $465,062,894)		634,630,633
	Preferred Stock (1.1%) (c)
	Germany
	Medical Specialties
86,808	Fresenius AG (Cost $7,025,551)	7,343,398
	Right (0.1%) (c)
	France
	Electrical Products
5,362	Schneider Electric S.A.* (Cost $523,062)	722,259

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments  ■  April 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Short-Term Investments (14.2%)
	Short-Term Debt Securities held as Collateral on Loaned Securities (12.8%)
$1,895	AIG Match Funding Corp., 5.30%, 12/17/07 (b)	$1,895,165
1,354	Alliance and Leister Plc., 5.33%, 05/30/08 (b)	1,353,602
659	Anglo Irish Bank Corp Plc., 5.35%, 07/09/07	658,974
677	Bancaja, 5.36%, 05/30/08 (b)	676,801
2,166	Bank of America, 5.32%, 05/15/07 (b)	2,165,762
677	Bank of New York Co., Inc., 5.32%, 05/30/08 (b)	676,801
2,707	Barclays New York, 5.30%, 06/11/07 (b)	2,707,203
	Bear Stearns,
2,795	5.32%, 05/01/07	2,794,783
1,354	5.36%, 05/30/08 (b)	1,353,601
1,354	BNP Paribas Mtn., 5.33%, 05/30/08 (b)	1,353,601
2,707	CAM U.S. Finance SA Unipersonal, 5.36%, 05/30/08 (b)	2,707,203
	CIC NY,
1,354	5.34%, 05/31/07 (b)	1,353,601
947	5.30%, 09/04/07 (b)	947,465
2,436	CIT Group Holdings Inc., 5.37%, 05/30/08 (b)	2,436,483
1,344	Citigroup Funding Inc., 5.30%, 06/12/07 (b)	1,344,108
1,344	Corporate Receivables Corp., 5.30%, 06/15/07	1,343,713
	Credit Suisse First Boston, NY ,
812	5.29%, 05/15/07	812,161
485	5.30%, 05/18/07	484,997
1,083	5.30%, 06/29/07	1,082,881
1,354	5.32%, 03/14/08 (b)	1,353,601

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
$1,353	Dexia Bank NY, 5.32%, 09/28/07 (b)	$1,353,468
2,030	DZ Bank AG ,NY, 5.30%, 05/29/07	2,030,402
1,381	Ebbets Funding LLC., 5.32%, 07/17/07	1,380,670
3,387	First Tennesee Bank, 5.33%, 05/30/08 (b)	3,387,319
	Goldman Sachs Group, Inc.,
1,272	5.42%, 04/30/08 (b)	1,272,385
677	5.37%, 05/30/08 (b)	676,801
677	HSBC Finance Corp., 5.33%, 05/30/08 (b)	676,801
812	Manufacturers and Traders, 5.30%, 06/15/07 (b)	812,161
1,357	Marshall & Ilsley Bank, 5.37%, 12/17/07	1,357,399
2,030	Metropolitan Life Global Funding, 5.31%, 05/30/08 (b)	2,030,402
	Mizuho Corporate Bank Ltd.,NY,
1,354	5.31%, 05/17/07	1,353,601
1,354	5.30%, 05/29/07	1,353,601
1,354	Natexis Banques Populaires NY, 5.33%, 09/07/07 (b)	1,353,602
1,029	National Australia Bank Ltd., 5.31%, 05/30/08 (b)	1,028,737
2,707	National Bank of Canada, 5.31%, 04/02/08 (b)	2,706,537
677	National City Bank Cleveland, 5.32%, 09/18/07 (b)	676,775
2,707	National Rural Utilities Coop., Fin., 5.31%, 05/30/08 (b)	2,707,203
1,570	Nationwide Building Society, 5.43%, 04/30/08 (b)	1,570,178
2,030	Nordea Bank New York, 5.31%, 05/16/07 (b)	2,030,378
2,707	Norinchukin Bank , NY, 5.32%, 07/26/07	2,707,203
801	Raiffeisen Zentralbank Oesterreich, 5.31%, 06/19/07	801,403

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments  ■  April 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Rhein-Main Securitization Limited,
$1,349	5.29%, 05/21/07	$1,348,643
2,022	5.30%, 05/21/07	2,022,369
	RheinGold Securitization,
1,403	5.31%, 05/04/07	1,402,574
1,202	5.32%, 05/15/07	1,202,430
1,337	5.32%, 07/16/07	1,337,020
347	Sedna Finance Inc., 5.32%, 05/15/07	347,369
	Sheffield Receivable Corp.,
1,351	5.29%, 05/07/07	1,350,825
673	5.30%, 05/15/07	673,330
2,020	5.31%, 05/17/07	2,019,682
1,354	Skandi New York, 5.32%, 05/30/08	1,353,602
1,354	Toronto Dominion New York, 5.32%, 05/29/07 (b)	1,353,602
2,012	UBS Finance (Delaware) Inc., 5.30%, 06/25/07	2,011,748
1,489	Unicredito Delaware Inc., 5.32%, 05/30/08 (b)	1,489,052
948	Unicredito Italiano Bank (IRE) Plc., 5.34%, 05/30/08 (b)	947,521
2,030	Union Bank of Switzerland, Standford., 5.29%, 06/04/07	2,030,402
	Total Short-Term Debt Securities held as Collateral on Loaned Securities (Cost $83,659,701)	83,659,701
9,031	Morgan Stanley Institutional Liquidity Fund - Money Market Portfolio (d) (1.4%) (Cost $9,031,729)	9,031,729
	Total Short-Term Investments (Cost $92,691,430)	92,691,430

		VALUE
Total Investments (Cost $565,302,937) (e)	112.6%	$735,387,720
Liabilities in Excess of Other Assets	(12.6)	(82,255,958)
Net Assets	100.0%	$653,131,762

  *  Non-income producing security.

  †  Consists of one or more class of securities traded together as a unit; stocks with attached warrants.

  (a)  All or portion of this security was on loan as of April 30, 2007.

  (b)  Variable/Floating Rate Security - interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on April 30, 2007.

  (c)  Securities with total market value equal to $642,696,290 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

  (d)  See Note 4 to financial statements regarding investments in Morgan Stanley Institutional Liquidity Fund - Money Market Portfolio.

  (e)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $170,662,523 and the aggregate gross unrealized depreciation is $577,740, resulting in net unrealized appreciation of $170,084,783.

Forward Foreign Currency Contract Open at April 30, 2007:

CONTRACT TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION
GBP	103,959	EUR	157,411	05/08/07	$7,042

Currency Abbreviations:

GBP   British Pound.

EUR  Euro.

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments  ■  April 30, 2007 (unaudited) continued

Summary of Investments

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Major Banks	$111,600,267	15.2%
Collateral on loaned securities	83,659,701	11.4
Pharmaceuticals: Major	68,354,656	9.3
Multi-Line Insurance	43,843,609	6.0
Integrated Oil	41,276,484	5.6
Industrial Conglomerates	35,475,721	4.8
Major Telecommunications	28,510,179	3.9
Food Retail	24,462,973	3.3
Tobacco	22,973,929	3.1
Electric Utilities	22,147,301	3.0
Aerospace & Defense	21,548,701	2.9
Other Metals/Minerals	21,319,647	2.9
Food: Major Diversified	20,510,720	2.8
Publishing: Books/Magazines	19,370,085	2.6
Financial Conglomerates	17,076,381	2.3
Motor Vehicles	16,813,210	2.3

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Wireless Telecommunications	$16,758,523		2.3%
Medical Specialties	15,588,100		2.1
Other Consumer Specialties	14,584,834		2.0
Construction Materials	14,571,872		2.0
Telecommunication Equipment	12,991,765		1.8
Electrical Products	12,611,229		1.7
Industrial Machinery	12,250,574		1.7
Air Freight/Couriers	10,246,168		1.4
Regional Banks	9,383,216		1.3
Morgan Stanley Institutional Liquidity Fund - Money Market Portfolio	9,031,729		1.2
Investment Managers	7,703,887		1.0
Miscellaneous	722,259		0.1
	$735,387,720	*	100.0%

  *  Does not include an open forward foreign currency contract with a net unrealized appreciation of $7,042.

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Financial Statements

Statement of Assets and Liabilities

April 30, 2007 (unaudited)

Assets:
Investments in securities, at value (cost $556,271,208) (including $79,295,139 of securities loaned)	$726,355,991
Investments in affiliates (cost $9,031,729)	9,031,729
Unrealized appreciation on an open forward foreign currency contract	7,042
Foreign cash (cost of $52,655)	52,601
Receivable for:
Capital stock sold	5,561,964
Dividends	2,128,292
Foreign withholding taxes reclaimed	572,200
Prepaid expenses and other assets	63,486
Receivable from Distributor	106,169
Total Assets	743,879,474
Liabilities:
Collateral on securities loaned, at value	83,659,701
Payable for:
Capital stock redeemed	5,927,269
Investment advisory fee	470,329
Distribution fee	273,203
Transfer agent fee	55,585
Administration fee	43,856
Accrued expenses and other payables	317,769
Total Liabilities	90,747,712
Net Assets	$653,131,762
Composition of Net Assets:
Paid-in-capital	$438,682,944
Net unrealized appreciation	170,134,768
Accumulated undistributed net investment income	3,016,939
Accumulated undistributed net realized gain	41,297,111
Net Assets	$653,131,762
Class A Shares:
Net Assets	$36,402,212
Shares Outstanding (500,000,000 authorized, $.01 par value)	1,482,906
Net Asset Value Per Share	$24.55
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$25.91
Class B Shares:
Net Assets	$595,676,992
Shares Outstanding (500,000,000 authorized, $.01 par value)	25,097,146
Net Asset Value Per Share	$23.73
Class C Shares:
Net Assets	$14,960,384
Shares Outstanding (500,000,000 authorized, $.01 par value)	634,487
Net Asset Value Per Share	$23.58
Class D Shares:
Net Assets	$6,092,174
Shares Outstanding (500,000,000 authorized, $.01 par value)	240,747
Net Asset Value Per Share	$25.31

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Financial Statements continued

Statement of Operations

For the six months ended April 30, 2007 (unaudited)

Net Investment Income: Income
Dividends (net of $812,341 foreign withholding tax)	$7,320,483
Income from securities loaned - net	170,443
Interest	167,440
Interest from affiliates	21,153
Total Income	7,679,519
Expenses
Investment advisory fee	2,697,814
Distribution fee (Class A shares)	518,763
Distribution fee (Class B shares)	200,942
Distribution fee (Class C shares)	71,449
Transfer agent fees and expenses	424,140
Administration fee	251,106
Shareholder reports and notices	205,157
Custodian fees	132,784
Professional fees	41,206
Registration fees	24,091
Directors' fees and expenses	7,847
Other	30,540
Total Expenses	4,605,839
Less: amounts waived/reimbursed	(422)
Less: expense offset	(2,640)
Net Expenses	4,602,777
Net Investment Income	3,076,742
Net Realized and Unrealized Gain:
Net Realized Gain on:
Investments	54,178,731
Foreign exchange transactions	114,432
Net Realized Gain	54,293,163
Net Change in Unrealized Appreciation/Depreciation on:
Investments	30,380,049
Translation of forward foreign currency contracts, other assets and liabilities denominated in foreign currencies	65,305
Net Appreciation	30,445,354
Net Gain	84,738,517
Net Increase	$87,815,259

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2007	FOR THE YEAR ENDED OCTOBER 31, 2006
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$3,076,742	$6,776,156
Net realized gain	54,293,163	132,800,283
Net change in unrealized appreciation	30,445,354	17,547,239
Net Increase	87,815,259	157,123,678
Dividends to Shareholders from Net Investment Income:
Class A shares	(4,964,233)	(6,193,173)
Class B shares	(1,897,447)	(2,623,483)
Class C shares	(61,922)	(71,962)
Class D shares	(69,093)	(76,421)
Total Dividends	(6,992,695)	(8,965,039)
Net decrease from capital stock transactions	(48,593,854)	(141,543,573)
Net Increase	32,228,710	6,615,066
Net Assets:
Beginning of period	620,903,052	614,287,986
End of Period (Including accumulated undistributed net investment income of $3,016,939 and $6,932,892, respectively)	$653,131,762	$620,903,052

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2007 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley European Equity Fund Inc. (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to maximize the capital appreciation of its investments. The Fund was incorporated in Maryland on February 13, 1990 and commenced operations on June 1, 1990. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") or Morgan Stanley Investment Management Limited (the "Sub-Adviser"), an affiliate of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is,

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2007 (unaudited) continued

close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Directors or by the Investment Adviser and Sub-Adviser using a pricing service and/or procedures approved by the Directors of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Directors; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2007 (unaudited) continued

reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at April 30, 2007 were $79,295,139 and $83,659,701, respectively. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

G. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

I. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rates to the net assets of the Fund determined as of the close of each business day: 0.87% to the portion of the daily net assets not

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2007 (unaudited) continued

exceeding $500 million; 0.82% to the portion of the daily net assets exceeding $500 million but not exceeding $2 billion; 0.77% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.745% to the portion of the daily net assets in excess of $3 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser and Sub-Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under a Sub-Advisory Agreement between the Sub-Adviser and the Investment Adviser, the Sub-Adviser provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Adviser. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Adviser paid the Sub-Adviser compensation of $1,267,972 for the six months ended April 30, 2007.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser, Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B shares; and (iii) Class C — up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no such expenses as of April 30, 2007.

At April 30, 2007, included in the Statement of Assets and Liabilities, is a receivable from the Fund's Distributor, an affiliate, which represents payments due to be reimbursed to the Fund under the Plan.

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2007 (unaudited) continued

Because the plan is what is referred to as a "reimbursement plan", the Distributor reimburses to the Fund any 12b-1 fees collected in excess of the actual distribution expenses incurred. This receivable represents this excess amount as of April 30, 2007. For the six months ended April 30, 2007, the distribution fee was accrued for Class B at the rate of 0.24%.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2007, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 0.99%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2007, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $517, $50,838 and $381, respectively and received $86,044 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Fund – Money Market Portfolio, an open-end management investment company managed by the Investment Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the Advisory and administrative services fees paid by Morgan Stanley Institutional Liquidity Fund – Money Market Portfolio with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Fund – Money Market Portfolio. For the six months ended April 30, 2007, advisory fees paid were reduced by $422 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Fund – Money Market Portfolio. Income distributions earned by the Fund are recorded as interest from affiliates in the Statement of Operations and totaled $21,153 for the six months ended April 30, 2007. During the six months ended April 30, 2007, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Fund – Money Market Portfolio aggregated $13,121,284 and $4,089,555, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2007 aggregated $206,866,048 and $252,669,138, respectively. Included in the aforementioned transactions are sales of $1,917,864 with other Morgan Stanley funds, including net realized gains of $66,385.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator, Sub-Adviser and Distributor, is the Fund's transfer agent.

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2007 (unaudited) continued

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended April 30, 2007 included in Directors' fees and expenses in the Statement of Operations amounted to $2,795. At April 30, 2007, the Fund had an accrued pension liability of $60,602 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

At April 30, 2007, investments in securities of issuers in the United Kingdom and Switzerland represented 27.6% and 16.6%, respectively of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in these regions

At April 30, 2007, the Fund's cash balances consisted principally of interest bearing deposits with J.P. Morgan Chase, the Fund's custodian.

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2007 (unaudited) continued

6. Capital Stock

Transactions in capital stock were as follows:

	FOR THE SIX MONTHS ENDED APRIL 30, 2007		FOR THE YEAR ENDED OCTOBER 31, 2006
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	360,172	$8,438,167	345,179	$6,878,095
Conversion from Class B	—	—	1,716,459	32,882,078
Conversion to Class B	(17,722,429)	(436,835,899)	—	—
Reinvestment of dividends	196,956	4,429,539	314,610	5,556,012
Redeemed	(1,978,185)	(45,099,200)	(5,697,154)	(109,557,446)
Net decrease — Class A	(19,143,486)	(469,067,393)	(3,320,906)	(64,241,261)
CLASS B SHARES
Sold	217,533	4,819,716	476,735	9,071,767
Conversion to Class A	—	—	(1,773,640)	(32,882,078)
Conversion from Class A	18,332,297	436,835,899	—	—
Reinvestment of dividends	73,600	1,600,797	136,657	2,335,472
Redeemed	(1,000,977)	(22,096,032)	(2,782,943)	(51,424,445)
Net increase (decrease) — Class B	17,622,453	421,160,380	(3,943,191)	(72,899,284)
CLASS C SHARES
Sold	27,757	609,870	54,263	1,018,358
Reinvestment of dividends	2,644	57,298	4,053	69,024
Redeemed	(72,834)	(1,600,817)	(234,014)	(4,255,953)
Net decrease — Class C	(42,433)	(933,649)	(175,698)	(3,168,571)
CLASS D SHARES
Sold	34,099	823,077	58,550	1,197,304
Reinvestment of dividends	2,080	48,197	4,059	73,825
Redeemed	(26,448)	(624,466)	(129,608)	(2,505,586)
Net increase (decrease) — Class D	9,731	246,808	(66,999)	(1,234,457)
Net decrease in Fund	(1,553,735)	$(48,593,854)	(7,506,794)	$(141,543,573)

7. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2007 (unaudited) continued

8. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of October 31, 2006, the Fund had a net capital loss carryforward of $11,715,657 which will expire on October 31, 2011 to offset future capital gains to the extent provided by regulations.

As of October 31, 2006, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and foreign tax credit pass-through.

9. Accounting Pronouncement

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The impact to the Fund's financial statements, if any is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley European Equity Fund Inc.

Financial Highlights

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2007		2006	2005	2004	2003	2002
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$21.60		$17.01	$14.99	$13.30	$11.51	$13.35
Income (loss) from investment operations:
Net investment income‡	0.12		0.21	0.19	0.11	0.12	0.06
Net realized and unrealized gain (loss)	3.08		4.65	1.94	1.68	1.67	(1.67)
Total income (loss) from investment operations	3.20		4.86	2.13	1.79	1.79	(1.61)
Less dividends from net investment income	(0.25)		(0.27)	(0.11)	(0.10)	–	(0.23)
Net asset value, end of period	$24.55		$21.60	$17.01	$14.99	$13.30	$11.51
Total Return†	14.90	%(1)	28.91%	14.25%	13.51%	15.55%	(12.41)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.45	%(2)(4)	1.47%	1.47%	1.43%	1.45%	1.38%
Net investment income	1.00	%(2)(4)	1.08%	1.16%	0.79%	0.79%	0.41%
Supplemental Data:
Net assets, end of period, in thousands	$36,402		$45,453	$407,446	$15,265	$16,612	$18,294
Portfolio turnover rate	33	%(1)	68%	64%	89%	89%	51%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  Reflects waivers of certain Fund expenses in connection with the Investments in Morgan Stanley Institutional Liquidity Fund – Money Market Portfolio during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2007		2006	2005	2004		2003		2002
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$20.91		$16.44	$14.50	$12.79		$11.12		$12.88
Income (loss) from investment operations:
Net investment income (loss)‡	0.10		0.22	0.21	0.13		0.03		(0.05)
Net realized and unrealized gain (loss)	2.98		4.49	1.87	1.62		1.64		(1.62)
Total income (loss) from investment operations	3.08		4.71	2.08	1.75		1.67		(1.67)
Less dividends from net investment income	(0.26)		(0.24)	(0.14)	(0.04)		–		(0.09)
Net asset value, end of period	$23.73		$20.91	$16.44	$14.50		$12.79		$11.12
Total Return†	14.85	%(1)	28.99%	14.40%	13.73%		15.02%		(13.11)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.46	%(2)(5)	1.37%	1.34%	1.26	%(4)	1.94	%(4)	2.15%
Net investment income (loss)	0.99	%(2)(5)	1.18%	1.29%	0.96	%(4)	0.30	%(4)	(0.36)%
Supplemental Data:
Net assets, end of period, in millions	$596		$156	$188	$687		$778		$870
Portfolio turnover rate	33	%(1)	68%	64%	89%		89%		51%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  If the Distributor had not rebated a portion of its fees to the Fund, the expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2004	1.82%	0.40%
October 31, 2003	2.20	0.04

  (5)  Reflects waivers of certain Fund expenses in connection with the Investments in Morgan Stanley Institutional Liquidity Fund – Money Market Portfolio during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2007		2006	2005	2004	2003	2002
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$20.69		$16.27	$14.35	$12.74	$11.11	$12.85
Income (loss) from investment operations:
Net investment income (loss)‡	0.03		0.06	0.07	0.00	0.00	(0.04)
Net realized and unrealized gain (loss)	2.95		4.45	1.85	1.62	1.63	(1.61)
Total income (loss) from investment operations	2.98		4.51	1.92	1.62	1.63	(1.65)
Less dividends from net investment income	(0.09)		(0.09)	–	(0.01)	–	(0.09)
Net asset value, end of period	$23.58		$20.69	$16.27	$14.35	$12.74	$11.11
Total Return†	14.46	%(1)	27.85%	13.38%	12.72%	14.67%	(12.98)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.21	%(2)(4)	2.22%	2.21%	2.19%	2.20%	2.08%
Net investment income (loss)	0.24	%(2)(4)	0.33%	0.42%	0.03%	0.04%	(0.29)%
Supplemental Data:
Net assets, end of period, in thousands	$14,960		$14,008	$13,870	$16,922	$18,581	$20,881
Portfolio turnover rate	33	%(1)	68%	64%	89%	89%	51%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  Reflects waivers of certain Fund expenses in connection with the Investments in Morgan Stanley Institutional Liquidity Fund – Money Market Portfolio during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2007		2006	2005	2004	2003	2002
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$22.29		$17.53	$15.45	$13.70	$11.83	$13.73
Income (loss ) from investment operations:
Net investment income‡	0.15		0.26	0.24	0.20	0.13	0.09
Net realized and unrealized gain (loss)	3.17		4.79	1.99	1.69	1.74	(1.72)
Total income (loss) from investment operations	3.32		5.05	2.23	1.89	1.87	(1.63)
Less dividends from net investment income	(0.30)		(0.29)	(0.15)	(0.14)	–	(0.27)
Net asset value, end of period	$25.31		$22.29	$17.53	$15.45	$13.70	$11.83
Total Return†	15.01	%(1)	29.19%	14.50%	13.86%	15.81%	(12.20)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.22	%(2)(4)	1.22%	1.22%	1.19%	1.20%	1.15%
Net investment income	1.23	%(2)(4)	1.33%	1.41%	1.03%	1.04%	0.64%
Supplemental Data:
Net assets, end of period, in thousands	$6,092		$5,149	$5,225	$6,896	$42,454	$39,716
Portfolio turnover rate	33	%(1)	68%	64%	89%	89%	51%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  Reflects waivers of certain Fund expenses in connection with the Investments in Morgan Stanley Institutional Liquidity Fund – Money Market Portfolio during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

(This page has been left blank intentionally.)

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, United Kingdom E14 4QA

MORGAN STANLEY FUNDS

Morgan Stanley
European Equity Fund

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

© 2007 Morgan Stanley

Semiannual Report

April 30, 2007

EUGSAN IU07-01576P-Y04/07

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley European Equity Fund Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 21, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 21, 2007